UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	1/31/2015

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS — 94.9%
Aluminum — 1.4%
Alcoa, Inc.	117,419	$1,837,607
Constellium NV (Netherlands) (Class A Stock)*	2,055,231	37,836,803
Norsk Hydro ASA (Norway)	313,025	1,839,567

		41,513,977

Coal & Consumable Fuels — 1.6%
CONSOL Energy, Inc.	1,726,330	49,977,253

Diversified Metals & Mining — 7.5%
African Rainbow Minerals Ltd. (South Africa)	1,170,031	11,766,314
Anglo American PLC (United Kingdom)	75,516	1,261,395
BHP Billiton Ltd. (Australia), ADR(a)	888,394	41,159,294
First Quantum Minerals Ltd. (Canada)	3,188,267	29,080,046
Freeport-McMoRan, Inc.	887,172	14,913,361
Glencore PLC (Switzerland)	11,410,948	42,546,773
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	1,751,857	1,047,778
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	2,082,400	1,229,086
Lundin Mining Corp. (Canada)*	3,843,567	13,671,931
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,850,769	814,338
Rio Tinto PLC (United Kingdom)	11,524	506,401
Rio Tinto PLC (United Kingdom), ADR(a)	1,134,718	50,075,105
Southern Copper Corp.(a)	826,206	22,538,900

		230,610,722

Fertilizers & Agricultural Chemicals — 1.5%
Potash Corp. of Saskatchewan, Inc. (Canada)	1,279,729	46,761,298

Gold — 7.4%
Agnico Eagle Mines Ltd. (Canada)	1,044,063	35,205,804
Alacer Gold Corp.(a)	3,637,038	8,529,451
Algold Resources Ltd. (Canada), 144A*(b)	43,790	7,926
Axmin, Inc. (Canada)*	666,158	5,242
B2Gold Corp. (Canada)*(a)	10,371,556	20,405,202
Barrick Gold Corp. (Canada)	2,507,195	32,041,952
Eldorado Gold Corp. (Canada)	6,210,980	29,815,832
Goldcorp, Inc. (Canada)	82,153	1,974,137
Guyana Goldfields, Inc. (Canada), 144A*	3,485,076	8,118,222
Guyana Goldfields, Inc. (Canada) Reg D*(b)	1,817,935	4,234,743
Kinross Gold Corp. (Canada)*	4,552,833	15,434,104
Newmont Mining Corp.	94,357	2,373,079
Randgold Resources Ltd. (United Kingdom), ADR(a)	796,496	67,909,249

		226,054,943

Integrated Oil & Gas — 5.9%
Chevron Corp.	9,329	956,502
Hess Corp.	539,013	36,377,988
Occidental Petroleum Corp.	687,863	55,029,040
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	23,384	1,436,947
Suncor Energy, Inc. (Canada)	2,940,725	87,663,012

		181,463,489

Oil & Gas Drilling — 1.8%
Ensco PLC (Class A Stock)	8,823	247,397
Independence Contract Drilling, Inc.*	1,719,150	8,303,495
Patterson-UTI Energy, Inc.	1,819,037	31,214,675
Rowan Cos. PLC (Class A Stock)	808,028	17,065,551

		56,831,118

Oil & Gas Equipment & Services — 16.2%
Baker Hughes, Inc.	33,158	1,922,832
Cameron International Corp.*	1,965,435	88,012,179
Core Laboratories NV(a)	221,714	20,563,974
Dril-Quip, Inc.*	936,093	69,486,183
FMC Technologies, Inc.*	560,563	21,009,901
Halliburton Co.	2,061,154	82,425,549
National Oilwell Varco, Inc.	1,145,813	62,366,602
Schlumberger Ltd.	1,364,055	112,384,491
Superior Energy Services, Inc.	1,976,265	39,525,300
Tenaris SA (Luxembourg), ADR	36,641	1,034,742

		498,731,753

Oil & Gas Exploration & Production — 40.5%
Africa Oil Corp. (Canada)*(a)	1,685,585	3,170,338
Africa Oil Corp. (Canada) Reg D*(a)	205,152	385,861
Anadarko Petroleum Corp.	1,618,707	132,329,298
Antero Resources Corp.*(a)	765,673	26,530,569
Apache Corp.	26,333	1,647,656
Bankers Petroleum Ltd. (Canada)*	3,459,110	7,948,848
Bonanza Creek Energy, Inc.*(a)	647,851	16,895,954
Cabot Oil & Gas Corp.	62,187	1,647,956
Canadian Natural Resources Ltd. (Canada)	789,448	22,846,625
Chesapeake Energy Corp.(a)	98,578	1,890,726
Cimarex Energy Co.	560,800	57,874,560
Cobalt International Energy, Inc.*	1,911,156	17,429,743
Concho Resources, Inc.*	1,119,417	124,087,374
ConocoPhillips	28,888	1,819,366
Continental Resources, Inc.*(a)	36,382	1,651,743
Crew Energy, Inc. (Canada)*	2,167,123	8,919,535
Devon Energy Corp.	1,625,555	97,972,200
EOG Resources, Inc.	1,186,797	105,660,537
EQT Corp.	22,941	1,707,728
Genel Energy PLC (United Kingdom)*	1,893,969	17,700,431
Gulfport Energy Corp.*	871,086	33,528,100
Kosmos Energy Ltd.*	1,590,156	13,945,668
Laredo Petroleum, Inc.*(a)	2,603,583	25,541,149
Lekoil Ltd. (Nigeria)*	4,372,838	1,695,996
Lekoil Ltd. (Nigeria) Reg D*	14,524,211	5,633,185
Marathon Oil Corp.	2,164,446	57,574,264
MEG Energy Corp. (Canada)*	857,903	13,084,253
MEG Energy Corp. (Canada), 144A*(b)	752,400	11,475,181
Mobius Resources, Inc. (Canada)*	637,992	85,353
Mobius Resources, Inc. (Canada) Reg D*	1,304,999	174,589
Newfield Exploration Co.*	587,371	17,491,908
Noble Energy, Inc.	2,338,629	111,646,148
NuVista Energy Ltd. (Canada)*	1,892,723	10,635,116
Oasis Petroleum, Inc.*(a)	884,590	11,888,890
Oil Search Ltd. (Australia)	3,139,907	18,895,258
PDC Energy, Inc.*	1,072,954	49,291,507
Pioneer Natural Resources Co.	273,244	41,131,419
Range Resources Corp.	1,084,909	50,198,739
Rice Energy, Inc.*(a)	1,316,745	22,490,005
Rosetta Resources, Inc.*	1,691,921	28,881,092
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*(a)	662,575	8,520,087
Seven Generations Energy Ltd. (Canada) (Class A Stock)*(a)(b)	272,894	3,509,159
Southwestern Energy Co.*(a)	579,626	14,368,929
Tullow Oil PLC (United Kingdom)	1,622,486	8,925,924
Whiting Petroleum Corp.*	1,134,854	34,068,317

		1,244,797,284

Oil & Gas Refining & Marketing — 5.7%
Marathon Petroleum Corp.	974,238	90,204,696

Phillips 66	894,989	62,935,626
Valero Energy Corp.	39,343	2,080,458
Western Refining, Inc.	576,705	21,413,057

		176,633,837

Oil & Gas Storage & Transportation — 1.8%
Cheniere Energy, Inc.*	432,656	30,882,985
Kinder Morgan, Inc.	29,421	1,207,732
Williams Cos., Inc. (The)	536,557	23,533,390

		55,624,107

Packaged Foods & Meats — 0.4%
Adecoagro SA (Luxembourg)*(a)	1,624,516	12,606,244

Precious Metals & Minerals — 0.1%
Platinum Group Metals Ltd. (Canada)*(a)	5,674,802	2,610,976
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*(b)(c)	523,100	43,850

		2,654,826

Silver — 1.2%
Silver Wheaton Corp. (Canada)(a)	1,094,064	25,130,650
Tahoe Resources, Inc.	444,900	6,071,115
Tahoe Resources, Inc., 144A(b)	506,600	6,913,075

		38,114,840

Specialty Chemicals — 0.8%
Ashland, Inc.	6,722	796,691
Flotek Industries, Inc.*(a)	1,269,299	20,524,565
PPG Industries, Inc.	8,311	1,852,356

		23,173,612

Steel — 1.1%
ArcelorMittal (Luxembourg), ADR(a)	160,557	1,547,770
Nucor Corp.	40,339	1,760,797
Reliance Steel & Aluminum Co.	578,937	30,318,931

		33,627,498

TOTAL COMMON STOCKS (cost $2,747,255,856)		2,919,176,801

CONVERTIBLE PREFERRED STOCKS — 0.1%
Diversified Metals & Mining
Manabi SA (Class A Preferred) (Brazil), Private Placement (original cost $22,988,745; purchased 05/25/11), 144A*(b)(c)	18,340	2,448,364
Manabi SA (Class B Preferred) (Brazil), Private Placement (original cost $9,262,957; purchased 08/21/12), 144A*(b)(c)	7,336	979,345

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $32,251,702)		3,427,709

	Units
RIGHTS*
Oil & Gas Exploration & Production
Trident Resources Corp. CVR (Canada), Private Placement, expiring 06/30/15 (original cost $0; purchased 06/30/10)(b)(c)	41,616	—

WARRANTS*
Gold
Algold Resources Ltd. (Canada), Private Placement, expiring 06/23/15 (original cost $0; purchased 12/23/13), 144A(b)(c)	21,895	517
Crystallex International Corp. (Canada), Private Placement, expiring 11/04/19 (original cost $0; purchased 10/30/09)(b)(c)	903,650	—

TOTAL WARRANTS (cost $0)		517

TOTAL LONG-TERM INVESTMENTS (cost $2,779,507,558)		2,922,605,027

SHORT-TERM INVESTMENT — 13.0%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $398,665,050; includes $246,231,444 of cash collateral for securities on loan)(d)(e)	398,665,050	398,665,050

TOTAL INVESTMENTS — 108.0% (cost $3,178,172,608)(f)		3,321,270,077
Liabilities in excess of other assets — (8.0)%		(246,974,685)

NET ASSETS — 100.0%		$ 3,074,295,392

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $239,621,816; cash collateral of $246,231,444 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $36,720,845. The aggregate value of $3,472,076, is approximately 0.1% of net assets.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,232,276,520

Appreciation	628,203,059
Depreciation	(539,209,502)

Net Unrealized Appreciation	$88,993,557

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$39,674,410	$1,839,567	$—
Coal & Consumable Fuels	49,977,253	—	—
Diversified Metals & Mining	173,300,753	57,309,969	—
Fertilizers & Agricultural Chemicals	46,761,298	—	—
Gold	213,701,978	12,352,965	—
Integrated Oil & Gas	181,463,489	—	—
Oil & Gas Drilling	56,831,118	—	—
Oil & Gas Equipment & Services	498,731,753	—	—
Oil & Gas Exploration & Production	1,180,296,720	64,500,564	—
Oil & Gas Refining & Marketing	176,633,837	—	—
Oil & Gas Storage & Transportation	55,624,107	—	—
Packaged Foods & Meats	12,606,244	—	—
Precious Metals & Minerals	2,610,976	—	43,850
Silver	38,114,840	—	—
Specialty Chemicals	23,173,612	—	—
Steel	33,627,498	—	—
Convertible Preferred Stocks
Diversified Metals & Mining	—	—	3,427,709
Rights
Oil & Gas Exploration & Production	—	—	—
Warrants
Gold	—	517	—
Affiliated Money Market Mutual Fund	398,665,050	—	—

Total	$3,181,794,936	$136,003,582	$3,471,559

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 20, 2015

*	Print the name and title of each signing officer under his or her signature.